Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2011
Derivative Instruments (Tables) [Abstract]
Notional amount of derivative contracts

	Notional amounts(b)
(in billions)	March 31, 2011	December 31, 2010

Interest rate contracts
Swaps	$45,632	$46,299
Futures and forwards	9,408	9,298
Written options	4,264	4,075
Purchased options	4,500	3,968

Total interest rate contracts	63,804	63,640

Credit derivatives(a)	5,845	5,472

Foreign exchange contracts
Cross-currency swaps	2,761	2,568
Spot, futures and forwards	4,698	3,893
Written options	709	674
Purchased options	695	649

Total foreign exchange contracts	8,863	7,784

Equity contracts
Swaps	126	116
Futures and forwards	41	49
Written options	493	430
Purchased options	442	377

Total equity contracts	1,102	972

Commodity contracts
Swaps	431	349
Spot, futures and forwards	213	170
Written options	288	264
Purchased options	286	254

Total commodity contracts	1,218	1,037

Total derivative notional amounts	$80,832	$78,905

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 112–113 of this Note.

(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.

Impact of derivatives on the Consolidated Balance Sheets

	Derivative receivables			Derivative payables
March 31, 2011	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$932,405	$5,462	$937,867	$897,665	$878	$898,543
Credit	121,973	—	121,973	118,321	—	118,321
Foreign exchange(b)	158,305	2,997	161,302	158,890	1,053	159,943
Equity	48,401	—	48,401	47,363	—	47,363
Commodity	70,850	113	70,963	66,896	2,178	69,074

Gross fair value of trading assets and liabilities	$1,331,934	$8,572	$1,340,506	$1,289,135	$4,109	$1,293,244
Netting adjustment(c)			(1,261,762)			(1,231,882)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$78,744			$61,362

	Derivative receivables			Derivative payables
December 31, 2010	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840	$1,090,444
Credit	129,729	—	129,729	125,061	—	125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059	164,730
Equity	43,633	—	43,633	46,399	—	46,399
Commodity	59,573	24	59,597	56,397	2,078 (d)	58,475

Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977	$1,485,109
Netting adjustment(c)			(1,448,931)			(1,415,890)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481			$69,219

(a)	Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 105–106 of this Form 10-Q and Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report for further information.

(b)	Excludes $20 million and $21 million of foreign currency-denominated debt designated as a net investment hedge at March 31, 2011, and December, 31, 2010, respectively.

(c)	U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)	Excludes $1.0 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010.

Derivative receivables and payables mark-to-market

	Trading assets-Derivative receivables		Trading liabilities-Derivative payables
(in millions)	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

Contract type
Interest rate	$31,182	$32,555	$14,527	$20,387
Credit	8,026	7,725	5,546	5,138
Foreign exchange	18,333	25,858	18,550	25,015
Equity	8,358	4,204	11,453	10,450
Commodity	12,845	10,139	11,286	8,229

Total	$78,744	$80,481	$61,362	$69,219

Fair value hedge gains and losses

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2011			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$(718)	$800	$82	$(9)	$91
Foreign exchange(b)	(3,206) (f)	3,124	(82)	—	(82)
Commodity(c)	(73)	433	360	(1)	361

Total	$(3,997)	$4,357	$360	$(10)	$370

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2010			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$632	$(498)	$134	$28	$106
Foreign exchange(b)	1,647 (f)	(1,657)	(10)	—	(10)
Commodity(c)	(455)	396	(59)	—	(59)

Total	$1,824	$(1,759)	$65	$28	$37

(a)	Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of certain commodities inventories. Gains and losses were recorded in principal transactions revenue.

(d)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(e)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income.

(f)	For the three months ended March 31, 2011 and 2010, included $(3.2) billion and $1.7 billion, respectively, of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments.

Cash flow hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income (“OCI”)/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2011 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$94	$3	$97	$(31)	$(125)
Foreign exchange(b)	22	—	22	18	(4)

Total	$116	$3	$119	$(13)	$(129)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2010 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$49	$3	$52	$251	$202
Foreign exchange(b)	(52)	—	(52)	(112)	(60)

Total	$(3)	$3	$—	$139	$142

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of non-U.S. dollar-denominated revenue and expense. The income statement classification of gains and losses follows the hedged item - primarily net interest income, compensation expense and other expense.

(c)	The Firm did not experience any forecasted transactions that failed to occur for the three months ended March 31, 2011 and 2010, respectively.

(d)	Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk.

Net investment hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
	Excluded components		Excluded components
Three months ended March 31,	recorded directly	Effective portion	recorded directly	Effective portion
(in millions)	in income(a)	recorded in OCI	in income(a)	recorded in OCI

Contract type
Foreign exchange derivatives	$(71)	$(390)	$(41)	$285
Foreign currency denominated debt	—	—	—	41

Total	$(71)	$(390)	$(41)	$326

(a)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during the three months ended March 31, 2011 and 2010.

Risk management derivatives gains and losses (not designated as hedging instruments)

Three months ended March 31,	Derivatives gains/(losses) recorded in income
(in millions)	2011	2010

Contract type
Interest rate(a)	$75	$140
Credit(b)	(58)	(119)
Foreign exchange(c)	(8)	(21)
Commodity(b)	—	(23)

Total	$9	$(23)

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.

Trading derivative gains and losses

Three months ended March 31,	Gains/(losses) recorded in principal transactions revenue
(in millions)	2011	2010

Type of instrument
Interest rate	$367	$107
Credit	1,209	2,125
Foreign exchange(a)	590	627
Equity	828	822
Commodity	163	413

Total	$3,157	$4,094

(a)	In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior period amounts have been revised to conform to the current presentation.

Current credit risk of derivative receivables and liquidity risk of derivative payables

	Derivative receivables		Derivative payables
	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010

Gross derivative fair value	$1,340,506	$1,529,412	$1,293,244	$1,485,109
Netting adjustment — offsetting receivables/payables	(1,197,097)	(1,376,969)	(1,197,097)	(1,376,969)
Netting adjustment — cash collateral received/paid	(64,665)	(71,962)	(34,785)	(38,921)

Carrying value on Consolidated Balance Sheets	$78,744	$80,481	$61,362	$69,219

Total credit derivatives and credit-related securities

	Maximum payout/Notional amount
March 31, 2011		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,840,995)	$2,809,606	$(31,389)	$33,757
Other credit derivatives(a)	(104,406)	25,687	(78,719)	30,692

Total credit derivatives	(2,945,401)	2,835,293	(110,108)	64,449
Credit-related notes	(1,965)	—	(1,965)	3,701

Total	$(2,947,366)	$2,835,293	$(112,073)	$68,150

	Maximum payout/Notional amount
December 31, 2010		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234

Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes	(2,008)	—	(2,008)	3,327

Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

(a)	Primarily consists of total return swaps and credit default swap options.

(b)	Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(c)	Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(d)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.

Protection sold - credit derivatives and credit-related notes ratings/maturity profile

				Total
March 31, 2011 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(186,684)	$(1,224,970)	$(381,466)	$(1,793,120)	$(12,129)
Noninvestment-grade	(163,679)	(759,126)	(231,441)	(1,154,246)	(54,503)

Total	$(350,363)	$(1,984,096)	$(612,907)	$(2,947,366)	$(66,632)

				Total
December 31, 2010 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)

Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral held by the Firm.